Income Taxes - Additional information (Detail)	3 Months Ended		6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Income Taxes [Line Items]
Our effective statutory tax rate	31.00%	33.00%	31.00%	33.00%
Effective tax rate	24.10%	(142.80%)	24.60%	6.30%
Tax Year 2016 [Member]
Income Taxes [Line Items]
Our effective statutory tax rate			33.00%
Tax Year 2017 [Member]
Income Taxes [Line Items]
Our effective statutory tax rate			31.00%